PUBLIC OFFERING (Q1) (Details)	Jun. 13, 2024 USD ($) $ / shares shares
IPO [Member]
PUBLIC OFFERING [Abstract]
Temporary Equity, Stock Issued During Period, Value, New Issues | $	$ 8,625,000
Share price (in Dollars per share)	$ 10
Over-Allotment Option [Member]
PUBLIC OFFERING [Abstract]
Shares issued (in Shares) | shares	1,125,000
Share price (in Dollars per share)	$ 10